UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (19.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032			$933,006	$1,389,421
IFB Ser. 3408, Class EK, 25.182s, 2037			477,878	698,996
IFB Ser. 2979, Class AS, 23.717s, 2034			169,524	216,991
IFB Ser. 4076, Class MS, IO, 6.548s, 2040			21,276,736	4,315,188
IFB Ser. 3998, Class KS, IO, 6.548s, 2027			20,677,160	3,507,040
IFB Ser. 4102, Class YS, IO, 6.448s, 2042			22,176,954	6,032,797
IFB Ser. 3861, Class PS, IO, 6.448s, 2037			12,368,972	1,789,172
IFB Ser. 4091, Class SH, IO, 6.398s, 2042			59,495,044	15,527,017
IFB Ser. 4218, Class PS, IO, 6.098s, 2042			27,956,207	4,765,660
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			17,404,563	3,211,316
Ser. 4175, Class S, IO, 5.948s, 2043			30,598,450	7,065,645
IFB Ser. 12-4147, Class CS, IO, 5.948s, 2042			35,555,376	7,930,982
IFB Ser. 4104, Class S, IO, 5.948s, 2042			14,990,699	3,603,805
IFB Ser. 319, Class S2, IO, 5.848s, 2043			28,891,674	6,682,355
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			130,667,439	30,471,647
IFB Ser. 4245, Class AS, IO, 5.848s, 2043			55,536,929	12,912,535
IFB Ser. 317, Class S3, IO, 5.828s, 2043			61,933,502	14,171,607
IFB Ser. 14-325, Class S1, IO, 5.798s, 2044			50,871,665	11,109,863
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			155,262,935	38,098,000
IFB Ser. 310, Class S4, IO, 5.798s, 2043			18,355,608	4,762,730
IFB Ser. 311, Class S1, IO, 5.798s, 2043			154,511,578	35,122,300
IFB Ser. 308, Class S1, IO, 5.798s, 2043			44,524,052	11,381,683
IFB Ser. 269, Class S1, IO, 5.798s, 2042			47,677,416	11,019,681
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			17,152,191	3,751,527
IFB Ser. 315, Class S1, IO, 5.768s, 2043			37,833,636	9,070,243
IFB Ser. 314, Class AS, IO, 5.738s, 2043			58,928,113	13,484,278
Ser. 3687, Class CI, IO, 5s, 2038			18,012,062	2,829,695
Ser. 3632, Class CI, IO, 5s, 2038			3,599,842	308,326
Ser. 3626, Class DI, IO, 5s, 2037			705,455	7,725
Ser. 4122, Class TI, IO, 4 1/2s, 2042			23,711,217	5,304,199
Ser. 4000, Class PI, IO, 4 1/2s, 2042			32,417,353	6,632,590
Ser. 4024, Class PI, IO, 4 1/2s, 2041			41,295,452	8,517,344
Ser. 4193, Class PI, IO, 4s, 2043			83,548,538	14,829,661
Ser. 4213, Class GI, IO, 4s, 2041			47,020,741	8,054,653
Ser. 4338, Class TI, IO, 4s, 2029			87,953,207	12,533,332
Ser. 4220, Class IE, IO, 4s, 2028			20,523,115	2,627,985
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			61,817,203	14,379,703
Ser. 304, Class C22, IO, 3 1/2s, 2042			68,936,720	16,113,958
Ser. 4141, Class IM, IO, 3 1/2s, 2042			64,790,950	12,472,211
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			33,833,547	6,470,796
Ser. 4122, Class CI, IO, 3 1/2s, 2042			32,838,113	5,048,779
Ser. 4105, Class HI, IO, 3 1/2s, 2041			14,333,973	2,177,617
Ser. 4166, Class PI, IO, 3 1/2s, 2041			67,652,562	12,469,720
Ser. 4165, Class TI, IO, 3s, 2042			37,900,381	5,055,911
Ser. 4210, Class PI, IO, 3s, 2041			30,367,012	3,450,689
Ser. 4203, Class DI, IO, 3s, 2033			72,780,395	8,878,639
Ser. 304, Class C45, IO, 3s, 2027			72,053,685	8,769,524
Ser. T-56, Class A, IO, 0.524s, 2043			250,789	4,271
Ser. T-57, Class 1AX, IO, 0.004s, 2043			16,581,736	181,734
Ser. T-56, Class 1, IO, zero %, 2043			294,091	23
Ser. T-56, Class 2, IO, zero %, 2043			279,841	875
Ser. T-56, Class 3, IO, zero %, 2043			8,491,968	663
Ser. 3314, PO, zero %, 2036			117,456	110,933
Ser. 1208, Class F, PO, zero %, 2022			71,222	65,951
FRB Ser. 3326, Class WF, zero %, 2035			53,363	45,027

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 24.009s, 2036			1,284,228	1,984,967
IFB Ser. 05-45, Class DA, 23.863s, 2035			2,695,395	4,033,458
IFB Ser. 05-83, Class QP, 16.999s, 2034			407,227	525,070
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			76,958	12,316
IFB Ser. 13-101, Class HS, IO, 6.348s, 2043			31,758,094	8,324,114
IFB Ser. 13-81, Class US, IO, 6.098s, 2043			39,747,129	7,096,850
IFB Ser. 13-10, Class KS, IO, 6.048s, 2043			31,561,225	6,397,776
IFB Ser. 12-128, Class YS, IO, 6.048s, 2042			34,292,538	6,143,165
IFB Ser. 13-81, Class QS, IO, 6.048s, 2041			31,539,514	5,348,165
IFB Ser. 13-41, Class SP, IO, 6.048s, 2040			15,436,354	2,471,669
IFB Ser. 13-9, Class JS, IO, 5.998s, 2043			32,530,272	7,554,652
IFB Ser. 12-128, Class ST, IO, 5.998s, 2042			70,684,459	15,800,097
IFB Ser. 13-18, Class SB, IO, 5.998s, 2041			27,952,782	4,564,689
Ser. 13-11, Class SB, IO, 5.948s, 2043			32,086,460	7,395,378
IFB Ser. 34304, Class SE, IO, 5.948s, 2042			58,745,619	13,217,963
IFB Ser. 13-124, Class SB, IO, 5.798s, 2043			33,538,515	7,692,897
IFB Ser. 13-92, Class SA, IO, 5.798s, 2043			36,367,455	9,086,045
IFB Ser. 411, Class S1, IO, 5.798s, 2042			43,580,624	9,251,731
IFB Ser. 13-103, Class SK, IO, 5.768s, 2043			24,926,027	6,004,137
IFB Ser. 13-128, Class CS, IO, 5.748s, 2043			50,710,133	11,739,903
IFB Ser. 13-101, Class CS, IO, 5.748s, 2043			32,497,080	7,494,152
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043			59,477,476	13,852,304
Ser. 399, Class 2, IO, 5 1/2s, 2039			113,506	22,346
Ser. 374, Class 6, IO, 5 1/2s, 2036			4,316,901	832,773
Ser. 12-132, Class PI, IO, 5s, 2042			50,106,396	10,620,051
Ser. 398, Class C5, IO, 5s, 2039			2,693,115	386,462
Ser. 10-13, Class EI, IO, 5s, 2038			1,038,059	21,358
Ser. 378, Class 19, IO, 5s, 2035			4,490,080	858,714
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			22,102,291	5,744,606
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			35,119,868	7,021,164
Ser. 409, Class 81, IO, 4 1/2s, 2040			33,967,741	5,909,535
Ser. 404, Class 2, IO, 4 1/2s, 2040			331,762	70,448
Ser. 366, Class 22, IO, 4 1/2s, 2035			3,996,150	292,398
Ser. 418, Class C24, IO, 4s, 2043			59,183,941	13,727,899
Ser. 13-41, Class IP, IO, 4s, 2043			48,585,698	9,155,489
Ser. 13-44, Class PI, IO, 4s, 2043			23,516,071	4,069,382
Ser. 13-60, Class IP, IO, 4s, 2042			18,827,808	3,317,620
Ser. 13-1, Class PI, IO, 4s, 2042			40,450,730	7,680,785
Ser. 12-96, Class PI, IO, 4s, 2041			7,993,320	1,383,644
Ser. 406, Class 2, IO, 4s, 2041			32,558,469	6,892,628
Ser. 406, Class 1, IO, 4s, 2041			22,529,698	4,848,391
Ser. 409, Class C16, IO, 4s, 2040			22,614,586	4,135,639
Ser. 405, Class 2, IO, 4s, 2040			361,361	81,024
Ser. 418, Class C15, IO, 3 1/2s, 2043			123,127,839	27,819,196
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			71,650,688	12,687,839
Ser. 13-70, Class CI, IO, 3 1/2s, 2043			19,062,938	2,441,962
Ser. 13-40, Class YI, IO, 3 1/2s, 2042			42,869,313	6,706,703
Ser. 12-123, Class DI, IO, 3 1/2s, 2041			54,631,042	11,849,473
Ser. 12-151, Class PI, IO, 3s, 2043			78,813,134	11,286,041
Ser. 12-145, Class TI, IO, 3s, 2042			35,919,881	4,062,539
Ser. 13-35, Class IP, IO, 3s, 2042			22,153,833	2,453,364
Ser. 13-53, Class JI, IO, 3s, 2041			36,897,242	4,738,990
Ser. 13-30, Class IP, IO, 3s, 2041			38,306,194	3,478,585
Ser. 03-W10, Class 1, IO, 1.083s, 2043			7,130,536	202,218
Ser. 00-T6, IO, 0.742s, 2030			8,378,908	178,052
Ser. 01-T1, Class 1, IO, 0.712s, 2040			991,563	20,690
Ser. 01-50, Class B1, IO, 0.42s, 2041			401,245	5,392
Ser. 02-W8, Class 1, IO, 0.317s, 2042			12,117,654	143,897
Ser. 99-51, Class N, PO, zero %, 2029			112,250	101,025

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.478s, 2037			23,230,970	3,426,592
IFB Ser. 11-11, Class PS, IO, 6.447s, 2040			21,995,834	3,629,302
IFB Ser. 10-15, Class SA, IO, 6.447s, 2039			15,474,821	2,523,479
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041			74,438,685	17,254,887
IFB Ser. 13-113, Class SL, IO, 6.077s, 2042			37,728,957	6,475,822
IFB Ser. 13-98, Class DS, IO, 6.048s, 2042			28,957,244	5,172,714
Ser. 13-116, Class SA, IO, 5.998s, 2043			49,245,494	8,917,866
IFB Ser. 13-129, Class SN, IO, 5.997s, 2043			27,471,476	4,768,774
IFB Ser. 13-165, Class LS, IO, 5.997s, 2043			19,362,211	3,698,957
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			109,281,619	19,643,371
Ser. 13-182, Class LS, IO, 5.987s, 2043			38,713,527	8,901,297
Ser. 13-110, Class SC, IO, 5.948s, 2043			38,040,730	7,566,301
IFB Ser. 13-99, Class VS, IO, 5.948s, 2043			27,697,846	5,331,558
Ser. 14-46, Class SA, IO, 5.947s, 2044			42,446,869	6,643,360
Ser. 13-149, Class MS, IO, 5.947s, 2039			49,656,441	8,434,643
IFB Ser. 14-25, Class HS, IO, 5.947s, 2044			30,628,872	6,890,577
IFB Ser. 12-74, Class LS, IO, 5.947s, 2042			41,627,264	8,986,494
IFB Ser. 12-77, Class MS, IO, 5.947s, 2042			25,148,529	5,988,619
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			18,521,273	3,617,205
IFB Ser. 13-99, Class AS, IO, 5.897s, 2043			14,050,124	3,254,852
IFB Ser. 10-151, Class SA, IO, 5.897s, 2040			28,394,710	5,065,616
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041			32,221,000	7,742,062
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			33,097,000	7,949,237
Ser. 14-4, Class PI, IO, 5s, 2043			25,435,271	5,404,741
Ser. 14-25, Class MI, IO, 5s, 2043			27,370,595	6,121,707
Ser. 13-3, Class IT, IO, 5s, 2043			16,038,711	3,284,624
Ser. 13-6, Class IC, IO, 5s, 2043			13,663,728	2,851,347
Ser. 12-146, Class IO, IO, 5s, 2042			29,523,353	6,439,929
Ser. 13-6, Class CI, IO, 5s, 2042			10,209,736	2,024,182
Ser. 13-130, Class IB, IO, 5s, 2040			29,333,442	3,640,257
Ser. 13-16, Class IB, IO, 5s, 2040			40,555,711	3,635,519
Ser. 11-41, Class BI, IO, 5s, 2040			27,867,240	3,120,326
Ser. 10-35, Class UI, IO, 5s, 2040			79,420,551	17,725,201
Ser. 10-20, Class UI, IO, 5s, 2040			37,260,281	7,129,010
Ser. 10-9, Class UI, IO, 5s, 2040			216,262,589	47,906,195
Ser. 09-121, Class UI, IO, 5s, 2039			80,268,156	18,359,735
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			48,430,455	10,352,010
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			7,969,106	1,703,396
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			24,636,795	5,124,207
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			20,115,968	2,164,880
Ser. 13-167, Class IO, IO, 4 1/2s, 2040			44,856,893	7,325,781
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			29,210,777	5,575,461
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			71,614,619	14,987,976
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			41,757,862	9,049,234
Ser. 14-71, Class PI, IO, 4 1/2s, 2039			56,347,589	12,736,809
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			20,114,247	3,322,069
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			28,401,530	4,326,405
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			10,189,418	1,169,745
Ser. 14-4, Class BI, IO, 4s, 2044			25,017,764	6,809,585
Ser. 14-4, Class IC, IO, 4s, 2044			33,376,779	7,110,255
Ser. 13-165, Class IL, IO, 4s, 2043			17,868,950	3,064,346
Ser. 13-27, Class IJ, IO, 4s, 2043			23,756,585	5,099,351
Ser. 13-24, Class PI, IO, 4s, 2042			10,847,306	2,017,382
Ser. 12-106, Class QI, IO, 4s, 2042			32,100,188	5,803,072
Ser. 12-56, Class IB, IO, 4s, 2042			15,057,722	3,445,079
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			29,843,148	4,252,653
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			84,999,157	14,595,205
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			26,535,941	4,241,604
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			50,530,560	8,374,430
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			48,165,211	7,639,966
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			36,003,720	6,167,797
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			59,068,892	13,733,205
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			30,161,127	5,273,070
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			54,889,939	8,904,795
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			24,948,410	4,742,194
Ser. 13-37, Class UI, IO, 3s, 2042			29,728,805	4,077,306
Ser. 13-41, Class MI, IO, 3s, 2041			28,583,753	3,811,929
Ser. 06-36, Class OD, PO, zero %, 2036			27,475	24,309
Ser. 06-64, PO, zero %, 2034			88,895	87,853

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			306,287	39,817

				1,237,354,367
Commercial mortgage-backed securities (17.0%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			29,457,000	30,849,963
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	4,260,836
FRB Ser. 05-1, Class B, 5.466s, 2042			6,655,000	6,879,606
FRB Ser. 05-6, Class B, 5.349s, 2047			7,000,000	7,353,633

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			2,285,312	1,135,800
Ser. 07-5, Class XW, IO, 0.531s, 2051			162,501,180	1,539,536

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.466s, 2042			8,629,000	8,456,420

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.937s, 2038			13,635,000	14,357,955
FRB Ser. 07-PW16, Class AJ, 5.898s, 2040			12,200,000	12,419,112
FRB Ser. 06-PW11, Class AJ, 5.605s, 2039			1,580,000	1,653,569
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	4,048,797
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,758,747
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	7,297,361
Ser. 05-PWR9, Class C, 5.055s, 2042			3,745,000	3,665,981
Ser. 05-PWR9, Class AJ, 4.985s, 2042			1,723,000	1,789,163

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.605s, 2039			8,260,000	8,283,128

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.744s, 2047			19,282,000	20,430,243

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.975s, 2049			10,998,000	10,994,701
Ser. 06-C5, Class AJ, 5.482s, 2049			7,567,000	7,660,770
FRB Ser. 05-C3, Class B, 5.029s, 2043			16,007,000	15,622,832

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 5.04s, 2045			6,762,000	6,776,876

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.321s, 2044			8,486,000	8,401,140
Ser. 07-CD5, Class XS, IO, 0.086s, 2044			130,516,344	579,771

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.823s, 2044			7,782,000	8,034,915
FRB Ser. 13-CR11, Class D, 5.34s, 2046			7,540,000	7,458,018
FRB Ser. 13-LC13, Class D, 5.217s, 2046			18,552,000	18,297,192
FRB Ser. 13-LC6, Class D, 4.432s, 2046			2,419,000	2,264,445
FRB Ser. 07-C9, Class AJFL, 0.844s, 2049			8,620,000	8,102,800

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.92s, 2039			198,279,048	2,896,619

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.175s, 2041			11,935,000	12,593,812

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class C, 5.1s, 2038			4,077,000	4,209,321
Ser. 05-C5, Class F, 5.1s, 2038			4,760,000	4,593,400

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class H, 6.326s, 2035			7,269,998	7,148,880

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			4,704,537	192,886

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.578s, 2044			25,036,000	26,575,714

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.013s, 2020			12,796,020	211,134

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	2,181,671

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.456s, 2044			11,817,269	11,891,363

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			4,022,000	4,038,088

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			16,043,000	16,103,258

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			11,884,000	12,032,274

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045			4,217,265	4,395,234
FRB Ser. 11-GC3, Class D, 5.728s, 2044			23,639,177	24,962,475
FRB Ser. 11-GC3, Class E, 5s, 2044			8,510,000	7,865,102
FRB Ser. GC10, Class D, 4.562s, 2046			11,011,000	10,210,500
Ser. 05-GG4, Class XC, IO, 0.879s, 2039			331,817,871	1,459,999

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.152s, 2030 (Cayman Islands)			2,453,000	1,680,305

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.223s, 2045			21,213,000	19,662,960

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			12,711,000	13,478,744
FRB Ser. 06-LDP7, Class B, 6.057s, 2045			9,729,000	8,368,997
FRB Ser. 06-LDP6, Class B, 5.687s, 2043			11,811,500	11,811,500
Ser. 06-LDP6, Class AJ, 5.565s, 2043			20,859,000	21,826,858
Ser. 06-LDP8, Class B, 5.52s, 2045			5,447,000	5,594,069
FRB Ser. 05-LDP3, Class D, 5.363s, 2042			10,753,000	10,733,645
FRB Ser. 04-CBX, Class B, 5.021s, 2037			2,344,000	2,359,055
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			13,871,000	13,207,736
FRB Ser. 04-C3, Class C, 4.981s, 2042			4,777,000	4,741,173
FRB Ser. 13-LC11, Class D, 4.383s, 2046			13,595,000	12,721,657

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.379s, 2051			9,324,000	8,786,658
FRB Ser. 11-C3, Class E, 5.752s, 2046			24,309,000	26,183,537
FRB Ser. 12-C6, Class E, 5 3/8s, 2045			22,910,000	23,660,676
FRB Ser. 12-C8, Class E, 4.823s, 2045			6,205,000	6,155,639
FRB Ser. 12-LC9, Class E, 4.573s, 2047			6,975,000	6,760,416
FRB Ser. 13-C13, Class D, 4.191s, 2046			13,946,000	12,872,278
FRB Ser. 13-C13, Class E, 3.986s, 2046			9,387,000	7,379,858
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			14,081,000	10,424,164
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			9,312,000	6,678,566
Ser. 07-CB20, Class X1, IO, 0.199s, 2051			226,899,626	2,080,216

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			4,263,305	4,455,154
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,906,175

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			9,917,000	10,061,788
Ser. 06-C6, Class E, 5.541s, 2039			9,358,000	8,594,387
Ser. 07-C1, Class AJ, 5.484s, 2040			10,857,000	11,286,937
FRB Ser. 06-C6, Class C, 5.482s, 2039			12,740,000	12,501,125
FRB Ser. 05-C2, Class D, 5.415s, 2040			4,875,000	4,649,288

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			271,580	24

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.47s, 2051			4,285,000	4,714,786
FRB Ser. 05-CKI1, Class C, 5.457s, 2037			10,136,000	10,251,044
FRB Ser. 05-CIP1, Class C, 5.445s, 2038			5,991,000	5,766,338
FRB Ser. 05-CIP1, Class B, 5.415s, 2038			5,395,000	5,179,200
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	4,396,585
Ser. 05-MCP1, Class D, 5.023s, 2043			4,029,000	3,991,127

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.914s, 2037			508,703	15,515
Ser. 07-C5, Class X, IO, 5.964s, 2049			5,012,427	268,165

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			14,806,000	15,156,902
Ser. 06-4, Class AJ, 5.239s, 2049			4,325,000	4,406,310

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			9,331,000	9,095,859

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.565s, 2046			10,372,000	9,720,638
Ser. 13-C8, Class D, 4.311s, 2048			6,644,000	6,125,104
Ser. 13-C10, Class D, 4.218s, 2046			8,270,000	7,503,619
Ser. 13-C13, Class F, 3.707s, 2046			7,659,000	5,979,764

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.678s, 2044			8,329,000	7,885,064
Ser. 07-HQ11, Class C, 5.558s, 2044			10,422,000	10,564,781
Ser. 06-HQ10, Class AJ, 5.389s, 2041			10,341,000	10,660,537

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			9,286,298	8,914,846
FRB Ser. 11-C3, Class E, 5.356s, 2049			8,481,870	8,790,610

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.229s, 2038			2,016,779	1,915,940

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			1,590,000	1,192,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			4,360,414	1,090,104

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 5.123s, 2049(F)			9,598,000	9,439,178
Ser. 13-C6, Class D, 4.498s, 2046			1,587,000	1,472,895
Ser. 13-C6, Class E, 3 1/2s, 2046			9,962,000	7,556,457

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045			21,124,000	21,757,720
FRB Ser. 06-C25, Class AJ, 5.904s, 2043			11,577,000	12,044,711
Ser. 06-C24, Class AJ, 5.658s, 2045			18,374,000	18,886,635
FRB Ser. 05-C21, Class D, 5.414s, 2044			24,100,000	24,580,843
FRB Ser. 05-C20, Class B, 5.41s, 2042			15,494,522	15,802,662
Ser. 07-C34, IO, 0.494s, 2046			68,642,430	830,573

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 04-C11, Class G, 5.593s, 2041			5,825,000	5,883,250
FRB Ser. 04-C10, Class H, 5.553s, 2041			6,983,000	7,445,973
FRB Ser. 04-C10, Class J, 5.007s, 2041			7,401,000	7,996,040

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.938s, 2045			8,580,000	7,668,804
FRB Ser. 13-LC12, Class D, 4.439s, 2046			17,519,111	16,076,010

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.823s, 2044			6,594,000	6,983,046
FRB Ser. 12-C6, Class D, 5.748s, 2045			5,394,000	5,665,386
FRB Ser. 13-C17, Class D, 5.298s, 2046			9,080,000	8,691,263
FRB Ser. 12-C6, Class E, 5s, 2045			7,840,000	7,517,776
FRB Ser. 11-C3, Class E, 5s, 2044			8,644,000	7,794,718
FRB Ser. 12-C9, Class D, 4.963s, 2045			3,477,000	3,412,328
FRB Ser. 13-C18, Class D, 4.83s, 2046			14,665,000	13,911,791
FRB Ser. 13-C15, Class D, 4.634s, 2046			21,385,004	19,968,247
FRB Ser. 13-C12, Class D, 4.497s, 2048			16,795,000	15,916,622
Ser. 14-C19, Class D, 4.234s, 2047			11,141,000	9,960,750
FRB Ser. 13-C14, Class D, 4.135s, 2046			5,834,000	5,326,442
Ser. 13-C12, Class E, 3 1/2s, 2048			15,114,000	11,657,596

				1,097,391,679
Residential mortgage-backed securities (non-agency) (9.5%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			11,176,689	10,981,096
FRB Ser. 06-G, Class 2A5, 0.433s, 2036			3,965,328	3,653,257

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 8.412s, 2036			2,377,000	2,409,090
FRB Ser. 12-RR10, Class 9A2, 2.663s, 2035			9,361,295	8,823,021
Ser. 13-RR1, Class 1A2, 2.476s, 2035			5,838,493	4,895,577

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037			1,612,118	1,104,301
FRB Ser. 09-RR6, Class 1A2, 2.43s, 2035			7,751,421	7,208,822
FRB Ser. 13-RR8, Class 2A2, 0.299s, 2036			11,440,080	9,681,168

BCAP LLC Trust 144A FRB Ser. 09-RR10, Class 7A2, 2.4s, 2035			7,941,178	7,409,913

Bear Stearns Alt-A Trust FRB Ser. 41769, Class 11A1, 0.652s, 2036			15,302,918	11,578,188

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.025s, 2034			265,627	42,434

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-4, Class 3A2, 2.53s, 2036			9,358,731	8,165,493
FRB Ser. 13-7, Class 3A2, 2 1/2s, 2035			6,500,000	5,476,250
FRB Ser. 11-12, Class 2A2, 0.522s, 2035			8,520,000	7,455,000

Countrywide Alternative Loan Trust
Ser. 06-26CB, Class A8, 6 1/4s, 2036			6,949,133	6,013,505
Ser. 06-22R, Class 1A6, 6s, 2036			6,731,417	5,819,246
Ser. 06-4CB, Class 1A6, 6s, 2036			6,038,343	5,232,587
Ser. 06-J2, Class A10, 6s, 2036			6,026,770	5,389,138
Ser. 06-6CB, Class 2A9, 5 3/4s, 2036			12,016,389	9,462,907
Ser. 05-20CB, Class 3A7, 5 1/2s, 2035			5,413,198	5,047,807
Ser. 05-11CB, Class 2A5, 5 1/2s, 2035			6,797,578	6,372,730
FRB Ser. 05-76, Class 2A1, 1.124s, 2036			9,615,275	8,629,710
FRB Ser. 05-56, Class 1A1, 0.882s, 2035			18,214,185	15,504,825
FRB Ser. 05-38, Class A3, 0.502s, 2035			55,107,367	47,943,409
FRB Ser. 05-59, Class 1A1, 0.483s, 2035			33,746,409	28,009,519
FRB Ser. 05-56, Class 4A1, 0.462s, 2035			16,055,881	13,527,080
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047			9,937,974	8,496,968

Countrywide Home Loans FRB Ser. 06-OA5, Class 1A1, 0.352s, 2046			6,453,254	5,399,437

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 10-2R, Class 2A6, 2.619s, 2036			5,077,530	4,474,574
FRB Ser. 08-4R, Class 1A4, 0.552s, 2037			5,000,000	3,875,000
FRB Ser. 13-5R, Class 1A6, 0.428s, 2036			17,525,000	14,244,320

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	2,706,624	4,808,599
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	7,263,000	10,293,310

Green Tree Home Improvement Loan Trust
Ser. 95-D, Class B2, 7.45s, 2025			$25,926	25,879
Ser. 95-F, Class B2, 7.1s, 2021			31,733	31,670

GSC Capital Corp. Mortgage Trust Ser. 05-11, Class AF3, 4.778s, 2036			14,620,500	14,936,303

Jefferies Resecuritization Trust 144A FRB Ser. 09-R3, Class 3A2, 5.107s, 2035			9,896,266	8,782,936

MortgageIT Trust
FRB Ser. 05-3, Class M1, 0.622s, 2035			6,072,202	5,419,440
FRB Ser. 05-3, Class A2, 0.502s, 2035			7,489,087	6,721,455

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.542s, 2035			12,233,012	11,284,953

RBSSP Resecuritization Trust 144A FRB Ser. 41894, Class 17A2, 6.042s, 2035			6,750,000	6,326,100

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.974s, 2046			39,345,162	27,691,125
FRB Ser. 06-QO7, Class 1A1, 0.924s, 2046			39,504,832	27,060,810
FRB Ser. 06-QO5, Class 2A1, 0.342s, 2046			25,165,776	19,440,562
FRB Ser. 07-QH1, Class A1, 0.312s, 2037			7,673,140	6,608,492

Residential Asset Mortgage Products FRB Ser. 05-RZ4, Class M3, 0.672s, 2035			7,175,000	5,883,500

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046			15,183,783	13,969,080
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046			21,451,926	17,494,046
FRB Ser. 06-AR4, Class 1A1B, 1.064s, 2046			9,436,294	8,209,576
FRB Ser. 05-AR19, Class A1C3, 0.652s, 2045			17,072,170	15,023,509
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			34,498,957	30,445,330
FRB Ser. 05-AR8, Class 2AC2, 0.612s, 2045			10,604,482	9,528,127
FRB Ser. 05-AR11, Class A1B2, 0.602s, 2045			6,194,686	5,513,271
FRB Ser. 05-AR13, Class A1B2, 0.582s, 2045			7,808,546	7,066,734
FRB Ser. 05-AR17, Class A1B2, 0.562s, 2045			1,646,575	1,448,986
FRB Ser. 05-AR15, Class A1B2, 0.562s, 2045			10,841,593	9,576,379
FRB Ser. 05-AR19, Class A1C4, 0.552s, 2045			6,389,133	5,686,329
FRB Ser. 05-AR11, Class A1B3, 0.552s, 2045			12,333,253	10,976,595
FRB Ser. 05-AR8, Class 2AC3, 0.542s, 2045			3,675,798	3,289,839
FRB Ser. 05-AR1, Class A1B, 0.542s, 2045			5,705,034	5,129,396
FRB Ser. 05-AR15, Class A1B3, 0.492s, 2045			6,734,319	5,914,752
FRB Ser. 05-AR6, Class 2A1C, 0.492s, 2045			13,564,406	12,140,144

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.331s, 2047			16,977,455	12,563,245

				611,616,844

Total mortgage-backed securities (cost $2,760,699,147)				$2,946,362,890

CORPORATE BONDS AND NOTES (31.1%)(a)
			Principal amount	Value

Basic materials (2.2%)

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			$5,135,000	$6,572,800

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			2,090,000	2,299,000

ArcelorMittal SA sr. unsec. unsub. notes 5s, 2017 (France)			500,000	528,750

Ashland, Inc. sr. unsec. unsub. notes 3s, 2016			3,880,000	3,947,900

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2016 (Luxembourg)			1,100,000	1,127,500

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			3,828,000	4,115,100

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			2,990,000	2,997,475

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,529,000	3,890,723

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			955,000	1,123,319

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			2,555,000	2,660,394

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			845,000	967,525

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			4,650,000	5,115,000

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,485,000	2,662,056

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			200,000	209,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			3,250,000	3,250,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			2,902,000	3,061,610

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			3,030,000	3,245,888

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,674,000	1,749,330

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,725,000	1,798,313

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			3,676,000	3,781,685

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			2,084,000	2,268,955

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,414,000	2,528,665

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			200,000	214,500

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			4,275,000	4,670,438

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			2,762,000	3,321,305

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			1,270,000	1,346,200

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			6,126,000	6,371,040

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			4,125,000	4,558,125

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			816,000	883,320

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			4,945,000	5,118,075

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	610,000	892,114

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			$1,205,000	1,311,944

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			6,015,000	6,210,488

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)			1,775,000	1,819,375

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			2,472,000	2,814,990

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,634,000	2,897,400

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			3,381,000	3,626,123

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			1,785,000	1,848,903

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			2,325,000	2,580,750

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			5,045,000	5,410,763

PQ Corp. 144A sr. notes 8 3/4s, 2018			3,643,000	3,943,548

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			435,000	463,275

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			1,649,000	1,764,430

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			3,415,000	3,841,875

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,453,000	1,482,060

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			985,000	1,037,491

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			921,000	1,059,150

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			305,000	331,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,405,000	1,527,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,557,000	1,611,495

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			3,110,000	3,475,425

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			273,000	290,745

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			3,117,000	3,452,078

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			1,019,000	1,052,118

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			1,735,000	1,843,438

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			1,105,000	1,105,000

				144,078,595
Capital goods (1.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			8,179,000	8,812,873

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			4,529,000	5,219,673

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			3,425,000	3,750,375

Ardagh Finance Holdings SA 144A sr. unsec. notes 8 5/8s, 2019 (Luxembourg)(PIK)			1,960,000	2,018,800

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A FRN 3.232s, 2019 (Ireland)			1,440,000	1,436,400

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			2,733,000	2,968,721

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			2,425,000	2,640,219

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			1,663,000	1,675,473

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			1,875,000	1,885,547

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			500,000	570,000

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			2,790,000	2,978,325

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			3,845,000	4,056,475

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			1,008,000	1,038,240

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			1,091,000	1,130,549

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,624,000	4,049,820

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			2,906,000	2,830,444

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			101,000	60,600

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			3,748,000	3,748,000

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			1,545,000	1,614,525

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	590,000	882,318

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			$3,324,000	4,622,849

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			4,338,000	4,728,420

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			5,792,000	5,705,120

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			5,710,000	5,881,300

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			4,229,000	4,599,038

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	560,000	810,493

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			$1,325,000	1,440,938

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			6,135,000	6,472,425

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			1,325,000	1,467,438

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			3,375,000	3,573,281

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			4,095,000	4,453,313

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			2,120,000	2,233,950

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	1,020,000	1,469,747

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			$1,830,000	1,992,413

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			415,000	450,483

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			6,519,000	7,024,223

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			525,000	581,438

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			3,764,000	3,825,730

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			1,985,000	2,066,881

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,550,000	1,650,750

				118,417,607
Communication services (3.9%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			8,545,000	9,100,425

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			2,000,000	2,327,500

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			244,000	275,720

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			4,164,000	4,434,660

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			7,302,000	7,448,040

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			4,964,000	5,007,435

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,347,000	1,419,401

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			7,671,000	8,380,568

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			380,000	400,900

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			4,459,000	4,648,508

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			1,520,000	1,569,400

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			4,210,000	4,652,050

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			2,335,000	2,297,056

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			5,355,000	5,836,950

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			5,118,000	5,265,398

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			2,657,000	3,028,980

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			3,588,000	3,731,520

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,620,000	3,065,400

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			475,000	509,438

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,949,000	2,173,135

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,340,000	3,824,300

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			4,928,000	5,106,394

Inmarsat Finance PLC 144A company guaranty sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			2,540,000	2,565,400

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			770,000	803,688

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	2,134,155

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			2,819,000	3,048,044

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			10,359,000	10,967,591

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			2,470,000	2,615,113

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			2,993,000	3,352,160

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			515,000	561,994

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			183,000	199,928

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			1,720,000	1,842,550

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			386,000	405,300

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			1,467,000	1,268,955

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			2,505,000	2,614,594

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	860,000	1,257,086

Numericable Group SA 144A sr. notes 6s, 2022 (France)			$6,270,000	6,522,368

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,202,000	3,450,155

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	2,520,000	4,446,853

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$2,618,000	2,689,995

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			3,051,000	3,532,265

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,617,127

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			2,655,000	2,621,813

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			520,000	551,200

Sprint Capital Corp. company guaranty 6 7/8s, 2028			4,110,000	4,151,100

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			4,280,000	4,996,900

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			3,538,000	3,891,800

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			4,427,000	5,367,738

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			5,079,000	5,650,388

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			7,480,000	8,246,700

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	712,887

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	643,585

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			$800,000	868,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			3,915,000	4,247,775

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			900,000	947,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			4,663,000	4,971,924

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			4,357,000	4,629,313

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	2,690,000	4,154,895

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	790,000	1,193,178

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	1,855,000	2,711,556

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	2,130,000	3,136,755

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	2,398,000	3,529,752

Unitymedia KabelBW GmbH 144A company guaranty notes 9 1/2s, 2021 (Germany)		EUR	665,000	1,038,895

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	1,986,000	2,989,443

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$7,563,000	7,770,983

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	162,000	294,175

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	2,160,000	3,881,455

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$2,717,000	2,710,208

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			6,125,000	6,882,969

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	301,000	436,551

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	4,110,000	5,960,879

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$1,135,000	1,199,128

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			3,490,000	3,725,575

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)(FWC)		EUR	2,375,000	3,244,283

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$2,884,000	3,320,205

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			780,000	852,150

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			815,000	826,206

				252,756,113
Consumer cyclicals (4.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			360,000	386,100

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			2,673,000	3,047,220

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			2,740,000	2,849,600

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,870,000	3,314,850

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			3,975,000	4,382,438

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			275,000	303,875

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			1,696,000	1,698,120

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			2,336,000	2,225,040

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			600,000	638,250

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,839,000	3,002,243

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			3,125,000	3,235,000

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			1,185,000	1,262,025

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			2,425,000	2,570,500

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,965,000	2,117,288

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			1,865,000	2,035,181

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			1,185,000	986,513

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			4,537,000	4,695,795

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			945,000	973,350

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			775,000	784,688

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			5,027,000	5,806,185

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			261,000	261,261

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			4,905,000	4,909,905

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			813,000	916,658

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			1,034,000	1,039,170

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			3,208,000	3,625,040

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019			1,080,000	1,173,150

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			566,000	624,015

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			606,000	620,393

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			3,261,000	3,252,848

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			4,178,000	4,470,460

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			1,896,000	2,021,610

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			857,000	925,560

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			6,336,000	6,827,040

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,310,000	2,434,163

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			4,291,000	4,548,460

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			2,199,000	2,297,955

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,270,000	2,434,575

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,391,000	2,737,695

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			1,487,000	1,514,956

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,355,000	3,568,881

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			450,000	463,500

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	3,065,261

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			1,140,000	1,174,200

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			1,605,000	1,669,200

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			2,000,000	2,102,400

General Motors Co. 144A sr. unsec. unsub. notes 4 7/8s, 2023			3,000,000	3,157,500

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,590,000	2,670,938

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			3,139,000	3,233,170

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			885,000	913,763

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			4,092,000	4,409,130

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	2,495,000	2,493,878

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$2,331,000	2,135,779

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			900,000	1,098,855

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			418,000	475,237

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	25,900,000	1,725,589

GTECH SpA jr. sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	2,387,000	3,520,588

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$5,235,000	5,601,450

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			1,090,000	1,111,800

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			1,008,000	1,019,340

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			1,235,000	1,324,538

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			4,588,000	4,897,690

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			700,000	715,750

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			6,330,000	6,488,250

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			1,060,000	1,144,800

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,755,000	3,133,813

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,325,000	1,434,313

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			2,567,000	2,749,899

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			2,250,000	2,328,750

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			3,125,000	3,363,281

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			4,499,000	4,476,505

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,370,000	1,402,538

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			2,330,000	2,481,450

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			2,705,000	2,948,450

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			3,490,000	3,577,250

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			915,000	995,063

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			5,723,000	6,388,299

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			3,473,000	3,611,920

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			2,495,000	2,925,388

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			2,230,000	2,486,450

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			5,615,776	6,310,728

Navistar International Corp. sr. notes 8 1/4s, 2021			4,494,000	4,707,465

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			4,696,000	5,118,640

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			1,280,000	1,379,200

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,317,000	1,363,095

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			4,245,000	4,573,988

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			5,092,000	5,282,950

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			530,000	533,975

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,524,583

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			2,155,000	2,381,275

Owens Corning company guaranty sr. unsec. notes 9s, 2019			692,000	870,143

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			3,735,000	3,529,575

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			3,797,000	3,996,343

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			1,280,000	1,374,400

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			665,000	678,300

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,625,000	1,836,250

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			280,000	263,200

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			3,275,000	3,365,063

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			1,395,000	1,447,313

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			393,000	426,405

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,820,000	3,059,700

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			1,899,000	2,100,769

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			2,135,000	2,364,513

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			1,220,000	1,375,550

Schaeffler Finance BV 144A company guaranty sr. notes 4 1/4s, 2021 (Netherlands)			1,725,000	1,725,000

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			2,055,000	2,116,650

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			2,019,000	2,147,711

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			528,000	531,300

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			1,434,000	1,498,530

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			3,776,000	3,927,040

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			4,742,000	5,014,665

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			200,000	215,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			5,129,000	5,257,225

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			90,000	97,425

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	231,125

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			1,125,000	1,206,563

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			2,300,000	2,455,250

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			2,315,000	2,268,700

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,170,000	1,161,225

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			6,096,000	6,172,200

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	2,188,000	4,126,486

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			$1,000,000	1,107,500

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			2,378,000	2,425,560

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			2,380,226	2,451,633

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			4,975,000	5,659,063

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			475,000	498,750

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,084,000	2,310,635

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			1,293,000	1,422,300

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			1,500,000	1,601,250

				315,926,240
Consumer staples (1.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	11,100,000	4,976,186

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			$8,331,000	9,101,618

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			2,280,000	2,331,300

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			3,081,000	3,084,851

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			970,000	967,575

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			3,435,000	3,629,698

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	1,030,000	1,520,798

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)		GBP	835,000	1,544,341

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			$1,492,000	1,600,170

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			1,365,000	1,412,775

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			470,000	469,413

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			2,850,000	2,832,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,677,115

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,349,000	1,514,253

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			3,746,000	3,671,080

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			1,337,000	1,326,973

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,018,000	2,204,665

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,296,000	4,603,164

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			5,890,000	6,228,675

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,688,000	3,119,141

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$1,220,000	1,193,160

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			800,000	838,000

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			5,777,000	6,116,399

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			280,000	292,600

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			5,905,000	5,941,906

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			680,000	737,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,515,000	3,778,625

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			1,675,000	1,796,438

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			915,000	969,900

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			6,615,000	7,276,500

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,010,000	2,055,225

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			4,763,000	4,893,983

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			3,845,000	4,383,300

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	654,500

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,405,000	1,538,475

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			460,000	486,450

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			1,515,000	1,575,600

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			6,261,000	7,043,625

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			1,680,000	1,745,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			920,000	1,014,300

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			1,582,000	1,696,695

				114,844,560
Energy (6.4%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	2,083,290

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			765,000	845,325

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			5,409,000	5,706,495

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,950,000	1,384,500

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			2,315,000	2,378,663

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			4,494,000	4,662,525

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			1,992,000	2,171,280

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			4,035,000	4,176,225

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			323,000	344,399

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			3,173,000	3,184,899

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			2,536,000	2,551,850

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			3,906,000	4,115,948

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,849,100

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	285,350

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	565,000	846,958

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$475,000	527,820

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			1,572,000	1,627,020

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			215,000	240,800

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			1,940,000	1,976,375

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,608,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			4,633,000	4,980,475

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	964,320

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	2,355,000	1,721,475

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$558,000	445,005

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,829,000	1,979,893

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			3,920,000	4,106,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			4,701,000	4,812,649

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			2,050,000	2,111,500

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			3,451,000	3,502,765

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			2,345,000	2,485,700

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			1,850,000	1,891,625

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			1,810,000	2,036,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,427,200

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			3,305,000	4,017,327

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			740,000	852,014

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			3,141,000	3,345,165

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			3,746,000	4,055,045

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			2,835,000	3,093,694

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,368,000	6,845,600

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			431,000	427,768

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			795,000	838,725

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,625,000	1,771,250

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			780,000	790,725

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			3,238,000	3,238,000

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,492,000	1,551,680

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			540,000	598,050

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			4,685,000	4,860,688

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			8,642,000	9,074,100

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,945,000	3,106,975

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			5,945,000	6,227,388

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,406,250

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,700,000	1,639,003

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,650,725

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,624,000	1,721,440

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			3,431,000	3,645,438

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			24,465,000	23,838,207

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			4,300,000	4,751,500

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,060,000

Norther Blizzard Resources, inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			725,000	746,750

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,045,000	1,144,275

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,662,000	5,081,580

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,250,000	2,379,375

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			2,223,000	2,256,345

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			2,848,000	3,129,240

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			760,000	889,200

Pertamina Persero PT 144A sr. unsec. notes 6.45s, 2044 (Indonesia)			3,950,000	3,906,353

Pertamina Persero PT 144A sr. unsec. notes 5 1/4s, 2021 (Indonesia)			12,300,000	12,669,000

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			720,000	714,600

Pertamina Persero PT 144A sr. unsec. unsub. notes 6s, 2042 (Indonesia)			1,425,000	1,332,375

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			5,465,000	5,157,594

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			21,355,000	18,343,945

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			14,670,000	9,080,730

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			5,000,000	4,424,954

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			31,765,000	31,606,089

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			16,885,000	15,956,090

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			29,141,000	27,255,577

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			1,000,000	1,011,250

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			25,235,000	16,276,575

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,162,500

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			1,865,000	2,160,687

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			1,665,000	1,765,843

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			2,583,000	2,934,934

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			1,915,000	2,240,550

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,640,000	1,763,000

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			790,000	837,400

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			1,837,000	1,859,963

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			3,410,000	3,546,400

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			3,921,000	4,033,729

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			1,490,000	1,553,325

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			2,650,000	2,875,250

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024			1,640,000	1,709,700

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023			1,640,000	1,709,700

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			2,885,000	3,187,925

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			705,000	763,163

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			3,925,000	4,135,969

Sanchez Energy Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			1,405,000	1,450,663

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			2,090,000	2,293,671

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			3,110,000	3,187,750

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			4,710,000	5,039,700

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,105,000	1,171,300

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			985,000	1,071,188

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			655,000	666,987

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	590,000	569,475

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$2,590,000	2,693,600

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			3,885,000	4,147,238

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,725,000	6,283,188

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			5,215,000	5,567,013

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			1,942,000	2,068,230

				414,250,574
Financials (4.9%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	4,787,416

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			3,204,000	4,093,110

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	8,784,450

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,815,000	2,028,263

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,582,938

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			1,221,000	1,681,928

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	7,000,000	10,535,657

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			$1,200,000	1,233,000

Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN notes 9s, perpetual maturity (Brazil)			5,000,000	4,931,250

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			2,200,000	2,256,771

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			617,000	643,223

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			2,575,000	2,732,719

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			2,340,000	2,363,400

CIT Group, Inc. sr. unsec. notes 5s, 2023			1,205,000	1,235,125

CIT Group, Inc. sr. unsec. notes 5s, 2022			4,115,000	4,259,025

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,350,000	1,449,140

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			1,960,000	1,990,576

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,238,413

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,710,000	1,853,213

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,620,000	2,177,875

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			785,000	952,605

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			1,939,000	1,657,845

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			2,805,000	2,931,225

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			870,000	963,525

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 6 1/4s, perpetual maturity (Switzerland)			415,000	417,698

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			2,952,000	3,014,730

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	3,948,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	4,445,685

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			4,906,000	5,310,745

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			1,885,000	1,793,106

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			3,400,000	3,642,250

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,577,352

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			$5,500,000	5,891,875

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			5,330,000	5,583,175

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			760,000	828,400

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			1,475,000	1,478,688

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			2,250,000	2,505,938

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			2,081,000	2,081,000

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			2,775,000	3,125,635

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	1,080,000	3,088,769

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			$2,300,000	2,576,000

MetLife Capital Trust X 144A jr. sub. FRB bonds 9 1/4s, 2068			935,000	1,323,025

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			2,405,000	2,591,388

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			740,000	777,925

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			3,743,000	3,752,358

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			3,622,000	3,866,485

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			1,774,000	1,922,573

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			1,915,000	1,977,238

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			3,493,000	3,990,753

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			3,210,000	3,394,575

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			3,435,000	3,477,938

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			500,000	542,500

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			6,765,000	7,204,725

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	2,550,000	3,669,793

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$1,495,000	1,518,022

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			2,100,000	2,226,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			5,010,000	5,275,530

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			3,021,000	3,572,333

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			2,540,000	2,755,900

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			4,130,000	4,584,300

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			1,295,000	1,456,875

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			4,480,000	4,636,800

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,714,317

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			2,000,000	2,095,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,196,000	1,267,760

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	976,000	1,355,802

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	3,122,005

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	3,179,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			3,583,000	3,686,011

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			5,900,000	5,921,830

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,956,000	2,085,487

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,600,000	1,624,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			4,335,000	4,481,306

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	5,275,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	24,193,198

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			23,618,000	24,415,108

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			37,900,000	38,658,000

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			2,770,000	2,894,650

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			2,640,000	2,715,900

				314,873,898
Health care (2.2%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			2,200,000	2,310,000

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			2,005,000	2,010,013

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			1,901,000	2,024,565

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,159,082

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	2,235,000	3,302,279

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$2,247,000	2,314,410

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			4,203,000	4,245,030

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			1,540,000	1,563,100

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			1,126,000	1,180,893

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			721,000	789,495

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			2,024,000	2,074,600

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			570,000	604,200

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			2,429,000	2,483,653

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,249,317

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,010,000	2,207,583

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			4,396,000	4,363,030

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	2,990,000	5,387,626

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$4,430,000	4,457,688

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			3,229,000	3,309,725

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			3,080,000	3,087,700

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			1,290,000	1,301,288

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,675,000	1,825,750

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,327,400

Grifols Worldwide Operations, Ltd. 144A sr. unsec. notes 5 1/4s, 2022 (Ireland)			705,000	733,200

HCA, Inc. company guaranty sr. notes 5 7/8s, 2022			2,000,000	2,167,500

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			1,801,000	1,821,261

HCA, Inc. sr. notes 6 1/2s, 2020			7,233,000	8,119,043

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			741,000	855,855

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			3,240,000	3,559,950

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,591,000	1,696,404

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			816,000	856,800

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			2,140,000	2,214,900

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			1,349,000	1,473,783

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			3,387,000	3,505,545

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			5,154,000	5,843,348

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,266,000	1,368,166

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			3,145,000	3,212,183

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			2,331,000	2,505,825

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			840,000	900,900

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			3,168,000	3,278,880

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			4,136,000	4,229,060

Service Corp. International/US sr. notes 7s, 2017			3,136,000	3,504,480

Service Corp. International/US sr. unsec. unsub. notes 4 1/2s, 2020			1,933,000	1,904,005

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,538,000

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			905,000	914,050

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			1,825,000	1,836,406

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			3,040,000	3,021,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,677,000	2,981,509

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			6,097,000	6,615,245

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			575,000	587,938

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			350,000	371,875

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			900,000	941,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,560,000	2,720,000

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			350,000	364,875

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			1,429,000	1,539,748

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			250,000	257,188

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			3,970,000	4,228,050

				138,247,024
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,900,000	3,052,250

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			5,785,000	6,189,950

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,786,000	1,647,585

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			6,236,000	6,236,000

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			597,000	642,521

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			5,459,000	6,721,394

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			4,240,000	4,950,200

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			3,890,000	4,614,513

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			11,711,000	12,823,545

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,245,000	1,336,819

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,352,000	3,787,760

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			2,380,000	2,439,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,336,000	2,493,680

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			555,000	618,131

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			200,000	227,250

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			3,445,000	3,724,906

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			2,819,000	3,023,378

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			7,020,000	7,134,075

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,315,000	1,384,038

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,062,000	2,247,580

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,065,000	2,212,131

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	1,550,000	2,379,864

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	3,425,000	5,084,974

				84,972,044
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	3,932,000	4,679,976

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$255,000	269,025

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			2,660,000	2,836,225

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			4,547,700	4,956,993

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			3,645,000	3,900,150

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			3,965,000	4,044,300

				20,686,669
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			5,679,000	6,828,998

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			5,000,000	5,825,000

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	2,293,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			965,000	955,350

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			4,425,000	4,806,656

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			2,765,000	2,982,744

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			510,000	536,775

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			3,625,000	4,023,750

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	512,940

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			2,495,000	2,956,675

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			2,976,000	3,882,561

El Paso, LLC company guaranty sr. notes 7s, 2017			4,910,000	5,542,163

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			7,570,000	719,150

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			7,000,000	665,000

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			2,415,000	2,789,325

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			2,584,000	2,971,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			2,122,000	2,262,583

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			485,000	546,838

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			605,000	602,530

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,237,000	2,432,738

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	581,675

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			2,598,000	2,682,435

Majapahit Holding BV 144A company guaranty sr. unsec. unsub. notes 8s, 2019 (Indonesia)			3,850,000	4,543,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			6,375,000	7,068,281

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2022			2,165,000	2,305,725

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	543,910

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			4,233,000	4,598,096

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,191,300

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			955,000	945,450

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			3,692,000	3,719,690

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			1,440,000	1,314,000

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	819,000	1,160,798

				84,790,936

Total corporate bonds and notes (cost $1,914,325,857)				$2,003,844,260

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$583,951	$660,801

				660,801
U.S. Government Agency Mortgage Obligations (12.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044(F)			21,924,131	23,795,176
4 1/2s, December 1, 2039			5,082,092	5,582,758
4s, with due dates from April 1, 2041 to July 1, 2043(FWC)			27,714,320	29,495,725

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2044			23,000,000	25,752,813
4 1/2s, with due dates from April 1, 2040 to February 1, 2044(FWC)			54,543,541	59,413,594
4 1/2s, TBA, July 1, 2044			177,000,000	191,713,125
4s, with due dates from April 1, 2044 to June 1, 2044(FWC)			26,679,237	28,451,952
4s, TBA, July 1, 2044			288,000,000	305,684,986
3 1/2s, TBA, July 1, 2044			64,000,000	65,889,997
3s, February 1, 2043			1,865,334	1,846,171
3s, TBA, July 1, 2044			33,000,000	32,602,970

				770,229,267

Total U.S. government and agency mortgage obligations (cost $764,511,865)				$770,890,068

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$9,835,297	$8,310,244

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			26,040,000	24,282,300

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			43,325,000	41,743,638

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina)			2,390,000	2,203,341

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			43,662,267	36,457,993

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			68,767,160	57,420,578

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)			1,800,000	1,901,286

Banco Nacional de Desenvolvimento Economico e Social 144A sr. unsec. notes 5 3/4s, 2023 (Brazil)			5,000,000	5,309,831

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			3,755,000	4,099,071

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		units	7,250	3,172,301

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$25,600,000	24,960,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			3,300,000	3,209,250

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			1,500,000	1,563,750

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			10,550,000	11,301,688

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			2,700,000	2,551,500

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			6,300,000	6,867,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			1,276,000	1,358,085

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			5,289,897	5,131,200

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	6,626,517	6,097,067

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	6,166,517	5,679,478

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	6,892,517	6,339,926

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	7,279,517	6,699,588

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	13,709,518	12,630,853

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	7,342,517	6,775,867

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	10,611,517	9,798,253

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	10,509,517	9,793,580

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	9,258,517	8,658,735

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	6,359,517	5,994,126

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	8,429,521	8,030,264

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	5,972,522	5,753,102

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	17,960,522	17,465,704

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	9,613,522	9,506,895

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	11,021,522	11,037,972

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	6,667,522	6,822,821

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	10,624,522	11,143,455

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	21,467,522	23,114,551

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	14,863,863	16,508,393

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	10,029,758	11,423,047

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	21,395,000	29,876,000

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$5,860,000	5,452,847

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			3,255,000	3,620,829

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	123,450,000	3,593,476

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$2,905,000	2,599,975

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			3,400,000	3,536,000

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			3,500,000	3,890,250

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			700,652	814,508

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			1,925,000	1,968,313

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,315,200	1,525,632

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			1,250,000	1,268,750

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			720,916	736,589

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			1,300,000	1,335,243

Turkey (Republic of) sr. unsec. bonds 5 3/4s, 2024 (Turkey)			11,500,000	12,491,875

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021 (Turkey)			6,800,000	7,408,736

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			5,015,000	5,704,161

Turkey (Republic of) unsec. notes 6 3/4s, 2040 (Turkey)			5,080,000	5,933,237

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			5,035,000	5,085,350

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			4,300,000	3,633,500

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			2,900,000	2,055,375

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			9,105,000	7,950,122

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			4,935,000	5,327,974

Total foreign government and agency bonds and notes (cost $484,993,563)				$556,925,475

SENIOR LOANS (2.3%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$1,800,000	$1,798,501

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			99,500	100,993

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018			1,000,000	999,643

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			1,322,854	1,318,629

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,228,725	1,228,725

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			1,015,000	1,025,150

WR Grace & Co. bank term loan FRN 3s, 2021			1,683,150	1,677,259

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			602,632	600,522

				8,749,422
Capital goods (—%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019			997,468	991,946

				991,946
Communication services (0.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			2,450,000	2,538,813

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,786,017	1,795,616

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,360,000	1,361,700

				5,696,129
Consumer cyclicals (1.1%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			681,664	685,498

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.528s, 2018			11,048,735	10,301,686

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			1,265,000	1,247,448

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			4,495,000	4,487,777

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			2,838,136	2,834,588

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.9s, 2019			10,334,000	10,282,330

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			1,195,422	1,191,687

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			305,806	304,850

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			5,168,167	4,981,994

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			2,869,934	2,863,836

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			2,945,000	2,946,473

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			488,532	497,997

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			6,130,672	6,117,050

ROC Finance, LLC bank term loan FRN 5s, 2019			5,439,478	5,347,687

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021			930,000	916,050

Travelport, LLC bank term loan FRN 9 1/2s, 2016			7,200,289	7,400,097

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			761,751	768,797

Travelport, LLC bank term loan FRN 6 1/4s, 2019			742,500	758,588

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			2,189,000	2,190,095

Univision Communications, Inc. bank term loan FRN 4s, 2020			3,843,842	3,839,037

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			1,705,000	1,692,213

				71,655,778
Consumer staples (0.2%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			2,394,000	2,378,291

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,435,000	1,406,300

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,405,800	1,415,458

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			1,500,000	1,498,125

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			3,068,490	3,070,408

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			1,000,000	1,005,000

				10,773,582
Energy (0.1%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			3,855,000	3,976,845

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			1,500,000	1,530,000

				5,506,845
Financials (—%)

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			1,800,000	1,815,107

				1,815,107
Health care (0.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,149,623	1,153,216

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			2,179,050	2,191,989

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			2,109,655	2,110,973

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.15s, 2021			3,990,000	3,983,018

MPH Acquistion Holdings, LLC bank term loan FRN Ser. B, 4s, 2021			2,822,248	2,813,781

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			1,435,000	1,444,559

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			1,525,000	1,524,047

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			2,050,000	2,032,063

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			1,265,827	1,264,086

				18,517,732
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.727s, 2017			1,945,000	1,902,974

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			3,315,298	3,317,051

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			4,206,556	4,223,765

First Data Corp. bank term loan FRN 4.154s, 2021			61,131	61,219

First Data Corp. bank term loan FRN 4.154s, 2018			824,435	825,312

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			3,692,100	3,705,945

				14,036,266
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			3,750,000	3,750,000

				3,750,000
Utilities and power (0.1%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			1,355,000	1,363,469

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.651s, 2017			3,098,000	2,555,850

				3,919,319

Total senior loans (cost $144,724,465)				$145,412,126

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$435,000,000	$13,544,160

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		392,000,000	3,245,760

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		392,000,000	3,245,760

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		156,000,000	1,197,924

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.31		198,000,000	868,824

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		394,000,000	3,215,040

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		394,000,000	3,215,040

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		394,000,000	3,203,220

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		394,000,000	3,203,220

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.44		156,000,000	774,228

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.25		156,000,000	659,568

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.09		156,000,000	574,704

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.56		99,000,000	544,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.34		190,000,000	313,310

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.88		99,000,000	298,584

Total purchased options outstanding (cost $40,615,703)				$38,103,842

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$283,130,500	$5,246,408

Total purchased swap options outstanding (cost $3,425,879)				$5,246,408

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$910,000	$1,289,356

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			960,000	1,823,400

Total convertible bonds and notes (cost $2,758,708)				$3,112,756

SHORT-TERM INVESTMENTS (11.9%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.08%, October 1, 2014			$25,000,000	$24,996,800

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.06%, July 25, 2014			7,000,000	6,999,734

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.05%, July 30, 2014			25,000,000	24,998,892

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.15%, October 6, 2014			22,034,000	22,031,025

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.07%, October 29, 2014			30,000,000	29,994,990

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.05%, July 11, 2014			8,900,000	8,899,876

Federal National Mortgage Association unsec. discount notes commercial paper with an effective yield of 0.11%, November 17, 2014			21,400,000	21,395,035

Federal National Mortgage Association unsec. discount notes commercial paper with an effective yield of 0.05%, July 23, 2014			3,590,000	3,589,890

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	97,010,557	97,010,557

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	297,881,463	297,881,463

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEG)(SEGSF)(SEGCCS)			$121,267,000	121,243,110

U.S. Treasury Bills with an effective yield of 0.05%, November 13, 2014(SEG)(SEGSF)			4,062,000	4,061,236

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014(SEG)(SEGSF)			2,421,000	2,420,712

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.14%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			56,953,000	56,944,138

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)			41,079,000	41,076,122

Total short-term investments (cost $763,530,424)				$763,543,580

TOTAL INVESTMENTS

Total investments (cost $6,879,585,611)(b)				$7,233,441,405

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $2,248,814,791) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$1,467,728	$1,429,726	$38,002
	Australian Dollar	Sell	7/17/14	1,467,728	1,442,818	(24,910)
	Canadian Dollar	Buy	7/17/14	15,654,302	15,353,587	300,715
	Canadian Dollar	Sell	7/17/14	15,654,302	15,225,844	(428,458)
	Chilean Peso	Buy	7/17/14	170,758	170,078	680
	Chilean Peso	Sell	7/17/14	170,758	171,948	1,190
	Colombian Peso	Buy	7/17/14	15,627,375	14,863,793	763,582
	Colombian Peso	Sell	7/17/14	15,627,375	15,087,773	(539,602)
	Singapore Dollar	Sell	8/20/14	8,316,408	8,254,967	(61,441)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	432,538	335,065	97,473
	British Pound	Buy	9/17/14	4,208,939	4,149,628	59,311
	Canadian Dollar	Sell	7/17/14	15,874,736	15,631,711	(243,025)
	Euro	Sell	9/17/14	54,205,280	53,684,440	(520,840)
	Japanese Yen	Sell	8/20/14	21,138,106	20,838,102	(300,004)
	Mexican Peso	Buy	7/17/14	15,563,916	15,357,440	206,476
	Mexican Peso	Sell	7/17/14	15,563,916	15,527,971	(35,945)
	New Zealand Dollar	Buy	7/17/14	64,294,991	62,953,997	1,340,994
	New Zealand Dollar	Sell	7/17/14	64,294,991	62,839,673	(1,455,318)
	Norwegian Krone	Buy	9/17/14	23,087,666	23,579,690	(492,024)
	Polish Zloty	Buy	9/17/14	6,263,205	6,274,644	(11,439)
	Singapore Dollar	Sell	8/20/14	3,559,191	3,535,302	(23,889)
	South African Rand	Sell	7/17/14	8,473,996	8,189,604	(284,392)
	South Korean Won	Buy	8/20/14	34,296,469	33,705,933	590,536
	Swedish Krona	Sell	9/17/14	15,721,860	15,695,770	(26,090)
Citibank, N.A.
	Australian Dollar	Sell	7/17/14	15,820,414	15,785,753	(34,661)
	Brazilian Real	Buy	7/2/14	31,083,232	30,415,251	667,981
	Brazilian Real	Sell	7/2/14	31,083,232	30,455,372	(627,860)
	Brazilian Real	Buy	10/2/14	21,812,854	21,776,844	36,010
	Canadian Dollar	Buy	7/17/14	7,941,630	7,812,584	129,046
	Canadian Dollar	Sell	7/17/14	7,941,630	7,653,168	(288,462)
	Chilean Peso	Sell	7/17/14	7,697,470	7,659,199	(38,271)
	Euro	Sell	9/17/14	52,316,333	52,026,106	(290,227)
	Japanese Yen	Sell	8/20/14	14,538,614	14,333,767	(204,847)
	Mexican Peso	Buy	7/17/14	3,748,894	3,692,294	56,600
	New Zealand Dollar	Buy	7/17/14	13,531,029	13,094,315	436,714
	Norwegian Krone	Buy	9/17/14	33,009,907	33,345,234	(335,327)
	Thai Baht	Buy	8/20/14	9,415,708	9,439,059	(23,351)
	Thai Baht	Sell	8/20/14	9,415,708	9,399,454	(16,254)
Credit Suisse International
	Australian Dollar	Sell	7/17/14	15,504,959	15,359,216	(145,743)
	Canadian Dollar	Sell	7/17/14	2,649,053	2,214,948	(434,105)
	Euro	Sell	9/17/14	55,258,302	54,940,701	(317,601)
	Indian Rupee	Buy	8/20/14	27,045,935	27,225,928	(179,993)
	Japanese Yen	Sell	8/20/14	34,479,305	34,126,923	(352,382)
	Mexican Peso	Buy	7/17/14	6,964,738	6,862,340	102,398
	New Zealand Dollar	Buy	7/17/14	29,719,406	29,562,404	157,002
	Norwegian Krone	Buy	9/17/14	24,102,680	24,434,042	(331,362)
	Singapore Dollar	Sell	8/20/14	8,451,625	8,393,875	(57,750)
	South Korean Won	Buy	8/20/14	9,325,073	9,164,264	160,809
	Swedish Krona	Sell	9/17/14	12,854,623	12,697,356	(157,267)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	16,498,044	16,319,276	(178,768)
	Canadian Dollar	Sell	7/17/14	12,356,312	11,897,654	(458,658)
	Czech Koruna	Buy	9/17/14	9,681,621	9,634,705	46,916
	Czech Koruna	Sell	9/17/14	9,681,621	9,595,184	(86,437)
	Euro	Sell	9/17/14	48,744,716	48,440,597	(304,119)
	Japanese Yen	Sell	8/20/14	17,764,092	17,509,246	(254,846)
	New Zealand Dollar	Buy	7/17/14	27,018,777	26,279,965	738,812
	Norwegian Krone	Buy	9/17/14	18,514,809	18,928,241	(413,432)
	Polish Zloty	Buy	9/17/14	9,205,994	9,160,671	45,323
	Swedish Krona	Sell	9/17/14	33,019,426	32,777,028	(242,398)
	Swiss Franc	Sell	9/17/14	5,495,362	5,448,445	(46,917)
Goldman Sachs International
	Australian Dollar	Buy	7/17/14	16,163,279	16,072,539	90,740
	Australian Dollar	Sell	7/17/14	16,163,279	16,114,221	(49,058)
	Canadian Dollar	Sell	7/17/14	1,711,856	1,611,116	(100,740)
	Euro	Sell	9/17/14	49,452,437	49,095,479	(356,958)
	Japanese Yen	Sell	8/20/14	19,580,690	19,349,713	(230,977)
	Norwegian Krone	Buy	9/17/14	15,439,075	15,777,189	(338,114)
	Swedish Krona	Sell	9/17/14	32,694,681	32,762,582	67,901
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	13,874,935	13,590,323	(284,612)
	Canadian Dollar	Sell	7/17/14	8,040,840	7,679,717	(361,123)
	Euro	Sell	9/17/14	38,044,930	37,806,899	(238,031)
	Indonesian Rupiah	Buy	8/20/14	18,163,499	18,609,156	(445,657)
	Indonesian Rupiah	Sell	8/20/14	18,163,499	18,383,053	219,554
	Japanese Yen	Buy	8/20/14	1,666,406	1,642,691	23,715
	Japanese Yen	Sell	8/20/14	1,666,406	1,662,663	(3,743)
	Swedish Krona	Sell	9/17/14	18,595,319	18,666,149	70,830
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/14	15,171,324	14,850,864	(320,460)
	Brazilian Real	Buy	7/2/14	19,444,942	18,923,169	521,773
	Brazilian Real	Sell	7/2/14	19,444,942	19,409,803	(35,139)
	Brazilian Real	Buy	10/2/14	3,190,564	3,075,384	115,180
	British Pound	Buy	9/17/14	25,440,910	25,008,366	432,544
	Canadian Dollar	Sell	7/17/14	5,300,260	4,918,892	(381,368)
	Euro	Sell	9/17/14	48,432,836	48,121,806	(311,030)
	Hungarian Forint	Sell	9/17/14	8,305,483	8,398,751	93,268
	Indian Rupee	Buy	8/20/14	23,685,143	23,819,196	(134,053)
	Japanese Yen	Buy	8/20/14	9,617,123	9,647,620	(30,497)
	Mexican Peso	Buy	7/17/14	7,060,918	6,952,162	108,756
	New Taiwan Dollar	Sell	8/20/14	17,930,570	17,817,690	(112,880)
	New Zealand Dollar	Buy	7/17/14	21,872,310	21,039,014	833,296
	Norwegian Krone	Buy	9/17/14	31,703,788	32,490,365	(786,577)
	Russian Ruble	Sell	9/17/14	3,645,989	3,524,026	(121,963)
	Swedish Krona	Sell	9/17/14	30,785,273	30,740,520	(44,753)
	Thai Baht	Buy	8/20/14	760,737	761,578	(841)
	Thai Baht	Sell	8/20/14	760,737	760,655	(82)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/14	369,145	140,099	(229,046)
	Brazilian Real	Buy	7/2/14	46,239,240	45,519,713	719,527
	Brazilian Real	Sell	7/2/14	46,239,240	46,253,894	14,654
	Brazilian Real	Buy	10/2/14	29,296,660	29,225,858	70,802
	British Pound	Buy	9/17/14	2,254,208	2,208,415	45,793
	Canadian Dollar	Buy	7/17/14	47,084,879	45,769,412	1,315,467
	Canadian Dollar	Sell	7/17/14	47,084,879	45,683,533	(1,401,346)
	Chilean Peso	Buy	7/17/14	14,999,421	15,097,087	(97,666)
	Chilean Peso	Sell	7/17/14	15,549,719	15,065,117	(484,602)
	Euro	Sell	9/17/14	51,425,620	51,119,430	(306,190)
	Japanese Yen	Sell	8/20/14	14,457,575	14,336,307	(121,268)
	Mexican Peso	Buy	7/17/14	15,484,430	15,339,571	144,859
	Mexican Peso	Sell	7/17/14	15,484,430	15,519,367	34,937
	New Taiwan Dollar	Sell	8/20/14	8,544,156	8,507,945	(36,211)
	New Zealand Dollar	Buy	7/17/14	13,511,007	13,075,761	435,246
	Norwegian Krone	Buy	9/17/14	30,673,005	31,227,926	(554,921)
	Singapore Dollar	Sell	8/20/14	8,124,409	8,069,429	(54,980)
	Swedish Krona	Sell	9/17/14	14,840,989	14,662,991	(177,998)
UBS AG
	Canadian Dollar	Sell	7/17/14	20,314,431	19,603,206	(711,225)
	Euro	Sell	9/17/14	23,513,011	23,386,317	(126,694)
	Japanese Yen	Sell	8/20/14	13,550,851	13,453,451	(97,400)
	Mexican Peso	Buy	7/17/14	6,922,727	6,804,201	118,526
WestPac Banking Corp.
	Australian Dollar	Sell	7/17/14	814,587	978,615	164,028
	British Pound	Buy	9/17/14	16,120,839	16,019,938	100,901
	Canadian Dollar	Buy	7/17/14	15,676,973	15,220,796	456,177
	Canadian Dollar	Sell	7/17/14	15,676,973	15,160,105	(516,868)
	Euro	Sell	9/17/14	36,713,447	36,492,040	(221,407)
	Japanese Yen	Sell	8/20/14	15,937,062	15,807,047	(130,015)
	New Zealand Dollar	Buy	7/17/14	7,732,730	7,822,956	(90,226)

Total						$(8,140,090)

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	14	$1,590,391	Sep-14	$(29,360)
Euro-Bobl 5 yr (Long)	746	130,884,541	Sep-14	825,370
Euro-Bund 10 yr (Short)	1,209	243,372,710	Sep-14	(3,579,157)
Euro-Buxl 30 yr (Short)	269	49,600,904	Sep-14	(1,127,863)
Euro-Dollar 90 day (Short)	5,999	1,489,101,775	Sep-15	(601,934)
Japanese Government Bond 10 yr (Long)	18	25,879,275	Sep-14	104,671
Japanese Government Bond 10 yr Mini (Long)	24	3,450,333	Sep-14	13,634
U.S. Treasury Bond 30 yr (Short)	4,925	675,648,438	Sep-14	(3,610,862)
U.S. Treasury Bond Ultra 30 yr (Short)	63	9,446,063	Sep-14	(58,009)
U.S. Treasury Note 5 yr (Long)	1,287	153,746,227	Sep-14	(193,934)
U.S. Treasury Note 10 yr (Short)	9,345	1,169,731,172	Sep-14	(459,073)

Total				$(8,716,517)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14 (premiums $59,248,244) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$283,130,500	$2,163,117
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	283,130,500	3,522,143
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	397,509,100	3,661,059
JPMorgan Chase Bank N.A.
(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	403,121,000	1,269,831
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	198,754,000	1,854,375
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	270,610,000	48,574,766

Total			$61,045,291

WRITTEN OPTIONS OUTSTANDING at 6/30/14 (premiums $37,583,906) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$435,000,000	$9,484,305
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	435,000,000	5,751,135
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	392,000,000	1,897,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	392,000,000	1,897,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	392,000,000	1,042,720
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	392,000,000	1,042,720
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	156,000,000	594,360
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	198,000,000	397,386
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	156,000,000	315,744
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/99.31	198,000,000	169,686
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	394,000,000	1,863,620
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	394,000,000	1,863,620
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	394,000,000	1,016,520
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	394,000,000	1,016,520
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	394,000,000	1,816,340
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	394,000,000	1,816,340
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	394,000,000	1,000,760
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	394,000,000	1,000,760
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.44	156,000,000	283,608
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.25	156,000,000	230,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.56	99,000,000	206,217
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.09	156,000,000	181,584
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.34	190,000,000	106,020
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.88	99,000,000	102,465
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.44	156,000,000	96,720
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.25	156,000,000	77,376
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.56	99,000,000	71,676
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.09	156,000,000	63,960
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.88	99,000,000	30,789
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.34	190,000,000	28,880

Total			$35,467,271

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

Counterparty				Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60		$74,432,000	$(744,320)	$(678,076)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20		74,432,000	716,408	364,717
Goldman Sachs International

(1.56)/3 month USD-LIBOR-BBA/Oct-17 (Purchased)	Oct-14/1.56		1,309,478,000	(7,922,342)	(6,075,978)
1.03/6 month EUR-EURIBOR-Reuters/Oct-17 (Written)	Oct-14/1.03	EUR	1,047,586,000	3,593,220	4,891,507
JPMorgan Chase Bank N.A.

(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275		$74,432,000	(781,536)	(716,036)
(1.115)/3 month USD-LIBOR-BBA/Oct-16 (Purchased)	Oct-14/1.115		523,793,000	(1,584,474)	(1,283,293)
0.862/6 month EUR-EURIBOR-Reuters/Oct-16 (Written)	Oct-14/0.862	EUR	392,846,000	678,445	909,092
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275		$74,432,000	740,599	235,205

Total				$(5,304,000)	$(2,352,862)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14 (proceeds receivable $131,341,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, July 1, 2044	$70,000,000	7/14/14	$75,818,750
Federal National Mortgage Association, 4s, July 1, 2044	53,000,000	7/14/14	56,254,529

Total			$132,073,279

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
CAD	131,840,000	$—	6/23/24	2.7425%	3 month CAD-BA-CDOR	$(857,645)
MYR	164,465,000	—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	54,062
Citibank, N.A.
NZD	67,177,000	—	5/20/17	3 month NZD-BBR-FRA	4.125%	(322,674)
NZD	103,740,000	—	5/21/17	3 month NZD-BBR-FRA	4.115%	(521,675)
Credit Suisse International
NZD	86,064,000	—	6/24/17	4.33%	3 month NZD-BBR-FRA	82,292
Deutsche Bank AG
BRL	255,985,627	—	1/2/17	BZDIOVRA	—	624,468
BRL	254,582,106	—	1/2/17	BZDIOVRA	—	429,777
MYR	164,465,000	—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	37,443
PLN	167,112,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(3,706,126)
PLN	83,320,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(1,897,736)
PLN	76,955,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(1,562,669)
Goldman Sachs International
CAD	26,533,000	—	5/30/23	2.534%	3 month CAD-BA-CDOR	(2,836)
EUR	414,401,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(171,859)
EUR	414,401,000	—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(1,315,914)
EUR	414,401,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(170,469)
EUR	414,401,000	—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(1,344,967)
EUR	414,401,000	—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(303,015)
EUR	414,401,000	—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(1,173,897)
JPMorgan Chase Bank N.A.
CAD	22,875,000	—	2/6/24	3 month CAD-BA-CDOR	2.855%	557,407
HUF	2,390,000,000	—	2/4/19	4.79%	6 month HUF-BUBOR-REUTERS	(1,003,903)
HUF	4,780,000,000	—	2/5/19	4.7275%	6 month HUF-BUBOR-REUTERS	(1,942,589)
HUF	6,635,000,000	—	2/11/19	4.41%	6 month HUF-BUBOR-REUTERS	(2,250,392)
HUF	9,250,000,000	—	6/16/16	6 month HUF-BUBOR-REUTERS	2.50%	54,730
HUF	15,332,000,000	—	6/13/16	6 month HUF-BUBOR-REUTERS	2.56%	166,247
HUF	6,078,600,000	—	6/17/16	6 month HUF-BUBOR-REUTERS	2.5%	35,700
MXN	1,341,930,000	—	5/9/24	1 month MXN-TIIE-BANXICO	6.295%	2,047,638
MXN	423,264,000	—	5/3/24	1 month MXN-TIIE-BANXICO	6.25%	544,893
MXN	447,310,000	—	5/9/24	1 month MXN-TIIE-BANXICO	6.29%	668,387
NZD	20,748,000	—	5/20/17	3 month NZD-BBR-FRA	4.145%	(89,440)
NZD	105,601,000	—	6/26/17	4.365%	3 month NZD-BBR-FRA	21,179

Total		$—				$(13,313,583)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$2,507,550,000	(E)	$12,198,601	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(2,450,507)
		707,356,000	(E)	10,523,080	9/17/19	3 month USD-LIBOR-BBA	2.25%	(4,303,809)
		80,730,000	(E)	3,356,195	9/17/24	3 month USD-LIBOR-BBA	3.25%	(716,311)
		47,959,000	(E)	4,901,504	9/17/44	3 month USD-LIBOR-BBA	4.00%	(1,397,095)
		1,290,650,000	(E)	4,185,738	6/17/17	3 month USD-LIBOR-BBA	1.617%	(3,274,219)
		337,485,000	(E)	137,493	6/15/19	3 month USD-LIBOR-BBA	2.64%	(1,769,972)
		221,640,000	(E)	(2,238)	6/19/24	3.812%	3 month USD-LIBOR-BBA	(1,375,298)
		544,005,000	(E)	(3,019)	6/17/17	1.331%	3 month USD-LIBOR-BBA	(67,756)
		627,166,000	(E)	5,862,015	9/17/19	3 month USD-LIBOR-BBA	2.15%	(4,244,765)
		505,817,000	(E)	(1,468,766)	9/17/16	3 month USD-LIBOR-BBA	0.90%	477,112
	EUR	27,048,000	(E)	300,160	9/17/16	6 month EUR-EURIBOR-REUTERS	0.75%	(10,801)
	EUR	36,313,000	(E)	1,966,226	9/17/19	1.50%	6 month EUR-EURIBOR-REUTERS	14,334
	EUR	48,565,000	(E)	4,355,825	9/17/24	6 month EUR-EURIBOR-REUTERS	2.25%	(494,955)
	EUR	3,000	(E)	(429)	9/17/44	6 month EUR-EURIBOR-REUTERS	2.75%	92
	EUR	159,150,000		(2,861)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.609%	3,729,912
	EUR	159,150,000		(1,561)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.622%	4,003,623
	EUR	40,494,000	(E)	(4,667,895)	9/17/34	6 month EUR-EURIBOR-REUTERS	2.75%	1,379,533
	GBP	296,118,000	(E)	(618,425)	9/17/16	6 month GBP-LIBOR-BBA	1.50%	(557,611)
	GBP	143,980,000	(E)	1,147,965	9/17/19	6 month GBP-LIBOR-BBA	2.25%	881,599
	JPY	549,269,000		(184)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	113,565
	JPY	1,075,535,000		(361)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	212,127
	JPY	29,832,600,000		(1,171)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	1,016,115
	JPY	6,527,300,000		(1,139)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(1,303,612)
	JPY	532,486,000		(95)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	111,868
		$201,560,500		(1,443,817)	7/2/24	2.6025%	3 month USD-LIBOR-BBA	(1,234,982)

	Total			$40,722,841	$(11,261,813)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$14,193,796		$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(2,049)
		54,814,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(47,140)
		71,256,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(61,280)
	Barclays Bank PLC
		5,109,705		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46,561
		2,654,175		—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(122)
		2,251,212		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,008
		2,654,175		—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	31,641
		2,278,999		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	24,915
		2,057,668		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,353
		7,732,564		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,370)
		6,342,869		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	57,798
		5,727,083		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	53,976
		66,205,834		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,381)
		10,078,410		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	111,762
		3,151,697		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,704
		2,880,149		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	31,939
		1,558,391		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,523
		1,951,842		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,786
		24,621,956		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	232,055
		5,585,281		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,972)
		16,049,866		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(93,714)
		18,851,199		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	177,667
		5,710,958		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	63,330
		828,504		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(539)
		2,293,085		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,612
		2,996,708		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	24,498
		24,533,860		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(143,251)
		18,826,622		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	208,772
		6,774,215		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(39,554)
		3,377,784		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	30,779
		503,952		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	1,568
		27,626,123		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	257,462
		101,581,438		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	957,376
		28,679,990		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	270,301
		4,477,392		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	40,799
		14,519,446		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	132,306
		10,526,313		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	95,919
		95,609		—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(102)
		2,592,906		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,743
		11,838,178		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,709
		36,633,218		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(213,898)
		8,138,643		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(46,656)
		26,627,875		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,844
		5,597,645		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(43,736)
		2,798,494		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21,865)
		2,798,494		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21,865)
		5,616,809		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(43,886)
		14,588,316		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(113,983)
		5,616,997		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(43,887)
		10,784,757		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	11,407
		6,492,656		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	6,867
		5,045,867		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	47,556
		8,234,692		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	8,710
		11,635,437		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(67,938)
		11,347,141		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,378)
		1,628,122		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,059)
		11,214,172		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(87,620)
		6,536,931		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(38,169)
		18,911,081		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(67,270)
		4,947,137		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,886)
		4,749,106		—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	62,058
		70,250,000		—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	592,348
		338,447,000		—	3/20/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,315,088)
		54,498,000		—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	460,236
		2,402,534		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(347)
		5,526,074		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(798)
		52,615,000		—	6/24/16	(2.24%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(32,621)
	Citibank, N.A.
		3,059,397		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,834
		18,403,658		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	173,449
		12,787,997		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,846
		22,789,500		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,290
		340,349,000		—	3/27/16	1.7475%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,600,890)
		70,645,000		—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	758,162
	EUR	134,930,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(840,656)
	EUR	70,320,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	835,790
	Credit Suisse International
		$10,805,817		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	101,842
		56,288,374		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	445,372
		2,251,212		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,217
		11,109,672		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(64,868)
		144,905		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	380
		460,980		—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,632
		583,583		—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,500
		481,439		—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,613
		2,689,280		—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,231)
		2,689,280		—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	25,061
		4,444,171		—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	6,262
		20,051,155		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,895
		19,235,907		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,777
		20,508,369		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,961
		21,414,978		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,092
		7,848,365		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,133
		19,150,514		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	20,256
		19,350,067		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(68,832)
		23,734,078		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(84,426)
		31,575,508		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	33,398
		4,749,106		—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	7,432
		35,241,074		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,898)
		29,644,828		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,280)
	EUR	40,450,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(150,102)
	EUR	134,930,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(720,563)
	EUR	70,320,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	735,649
	EUR	40,450,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(153,425)
	GBP	34,210,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	155,794
	GBP	34,210,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	129,506
	Deutsche Bank AG
		$3,408,268		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	37,795
		11,109,672		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(64,868)
		352,510		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	2,589
		607,967		—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4,464
		131,610,000		—	6/27/16	(2.25%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(101,340)
		47,333,000		—	7/1/16	(2.23%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(13,727)
		447,238,000		—	6/25/16	(2.24%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(229,880)
	Goldman Sachs International
		11,734,985		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(12,547)
		2,278,999		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,287)
		2,057,668		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(297)
		3,859,685		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,509)
		19,325,457		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,922)
		19,325,457		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,922)
		28,397,058		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,100)
		25,687,520		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,709)
		5,586,962		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,622)
		2,098,895		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,255)
		47,825,563		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,905)
		4,111,198		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,396)
		1,388,709		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,109)
		13,419,811		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(28,532)
		1,308,795		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,399)
		8,192,279		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,759)
		1,864,381		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(10,688)
		2,407,096		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	14,055
		3,516,276		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(32,041)
		1,643,907		—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	12,844
		2,962,616		—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(27,610)
		20,244,804		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,431)
		4,159,646		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,288)
		7,653,546		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(44,688)
		424,163		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	449
		592,303		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	1,167
		4,991,761		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(29,146)
		2,580,499		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,678)
		381,154		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,226)
		1,016,813		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,937)
		347,270		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,028)
		14,787		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10)
		5,009,073		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,257)
		21,052,625		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,898)
		2,869,999		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,758)
		5,326,296		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,695)
		5,893,580		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(851)
		27,431,693		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,504)
		14,193,796		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,049)
		18,938,938		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,693)
		13,379,548		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,554)
		126,070,000	(E)	—	6/19/24	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(35,300)
	JPMorgan Chase Bank N.A.
		29,982,967		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,929)
		18,982,402		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,741)
	Royal Bank of Scotland PLC (The)
		2,278,999		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,287)

	Total			$—	$(3,483,573)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$155,838	$2,734,000	5/11/63	300 bp	$207,510
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	213,520
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	104,575
	CMBX NA BBB- Index	BBB-/P	39,713	581,000	5/11/63	300 bp	50,694
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	411,735	3,714,000	5/11/63	300 bp	481,930
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	254,058	6,191,000	5/11/63	300 bp	371,068
	CMBX NA BBB- Index	BBB-/P	306,092	3,994,000	5/11/63	300 bp	381,579
	CMBX NA BBB- Index	BBB-/P	98,311	3,231,000	5/11/63	300 bp	159,377
	CMBX NA BBB- Index	BBB-/P	56,804	3,224,000	5/11/63	300 bp	117,737
	CMBX NA BBB- Index	BBB-/P	249,546	3,223,000	5/11/63	300 bp	310,461
	CMBX NA BBB- Index	BBB-/P	211,953	3,222,000	5/11/63	300 bp	272,849
	CMBX NA BBB- Index	BBB-/P	361,220	3,197,000	5/11/63	300 bp	421,643
	CMBX NA BBB- Index	BBB-/P	254,058	3,184,000	5/11/63	300 bp	314,235
	CMBX NA BBB- Index	BBB-/P	47,813	3,112,000	5/11/63	300 bp	106,630
	CMBX NA BBB- Index	BBB-/P	32,415	2,792,000	5/11/63	300 bp	85,184
	CMBX NA BBB- Index	BBB-/P	199,232	2,735,000	5/11/63	300 bp	250,923
	CMBX NA BBB- Index	BBB-/P	202,017	2,538,000	5/11/63	300 bp	249,985
	CMBX NA BB Index	—	(18,808)	2,062,000	5/11/63	(500 bp)	(69,808)
	CMBX NA BB Index	—	(16,309)	2,124,000	5/11/63	(500 bp)	(68,842)
	CMBX NA BB Index	—	(20,347)	2,124,000	5/11/63	(500 bp)	(72,881)
	CMBX NA BB Index	—	45,373	2,269,000	5/11/63	(500 bp)	(10,747)
	CMBX NA BB Index	—	(62,472)	3,577,000	5/11/63	(500 bp)	(150,943)
	CMBX NA BB Index	—	117,458	4,448,000	5/11/63	(500 bp)	7,444
	CMBX NA BB Index	—	70,182	4,538,000	5/11/63	(500 bp)	(42,058)
	CMBX NA BB Index	—	47,646	4,609,000	5/11/63	(500 bp)	(66,350)
	CMBX NA BB Index	—	(32,354)	6,193,000	5/11/63	(500 bp)	(185,528)
	CMBX NA BB Index	—	(70,192)	3,619,000	5/11/63	(500 bp)	(159,702)
	CMBX NA BBB- Index	BBB-/P	379,119	15,496,000	5/11/63	300 bp	671,993
	CMBX NA BBB- Index	BBB-/P	(180,631)	9,330,000	5/11/63	300 bp	(4,294)
	CMBX NA BBB- Index	BBB-/P	165,144	8,748,000	5/11/63	300 bp	330,482
	CMBX NA BBB- Index	BBB-/P	189,437	8,748,000	5/11/63	300 bp	354,774
	CMBX NA BBB- Index	BBB-/P	(82,613)	4,573,000	5/11/63	300 bp	3,817
	CMBX NA BBB- Index	BBB-/P	3,088	4,449,000	5/11/63	300 bp	87,175
	CMBX NA BBB- Index	BBB-/P	15,409	4,449,000	5/11/63	300 bp	99,495
	CMBX NA BBB- Index	BBB-/P	97,963	4,117,000	5/11/63	300 bp	175,774
	CMBX NA BBB- Index	BBB-/P	155,182	3,592,000	5/11/63	300 bp	223,071
	CMBX NA BBB- Index	BBB-/P	149,128	3,116,000	5/11/63	300 bp	208,020
	CMBX NA BBB- Index	BBB-/P	166,893	1,918,000	5/11/63	300 bp	203,143
	CMBX NA BBB- Index	BBB-/P	122,967	1,424,000	5/11/63	300 bp	149,880
	CMBX NA BBB- Index	—	(157,451)	2,787,000	1/17/47	(300 bp)	(161,353)
	CMBX NA BBB- Index	—	(149,480)	3,185,000	1/17/47	(300 bp)	(153,939)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	CC/F	334,446	2,860,000	3/20/17	500 bp	(570,427)
	Goldman Sachs International
	CMBX NA BB Index	—	(19,697)	2,051,000	5/11/63	(500 bp)	(70,425)
	CMBX NA BB Index	—	51,305	2,269,000	5/11/63	(500 bp)	(4,814)
	CMBX NA BBB- Index	BBB-/P	(76,199)	4,573,000	5/11/63	300 bp	10,231

	Total		$4,348,073	$4,833,088

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,442,638,932.
(b)	The aggregate identified cost on a tax basis is $6,927,694,077, resulting in gross unrealized appreciation and depreciation of $341,517,545 and $35,770,217, respectively, or net unrealized appreciation of $305,747,328.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$166,284,163	$407,445,273	$476,718,879	$70,449	$97,010,557
	Putnam Short Term Investment Fund *	54,735,660	1,268,202,008	1,025,056,205	125,657	297,881,463
	Totals	$221,019,823	$1,675,647,281	$1,501,775,084	$196,106	$394,892,020

	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $602,632, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments

	WR Grace & Co.	$602,632
	Totals	$602,632
	At the close of the reporting period, the fund maintained liquid assets totaling $3,136,347,314 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82.2%
	Greece	3.2
	Argentina	2.7
	Venezuela	2.0
	Russia	1.9
	Luxembourg	1.2
	Canada	1.0
	United Kingdom	1.0
	Indonesia	0.5
	Other	4.3

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $471,435 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $80,138,293 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $79,175,344 and may include amounts related to unsettled agreements.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$3,112,756	$—
Corporate bonds and notes	—	2,003,844,260	—
Foreign government and agency bonds and notes	—	556,925,475	—
Mortgage-backed securities	—	2,946,362,890	—
Purchased options outstanding	—	38,103,842	—
Purchased swap options outstanding	—	5,246,408	—
Senior loans	—	145,412,126	—
U.S. government and agency mortgage obligations	—	770,890,068	—
Short-term investments	394,892,020	368,651,560	—

Totals by level	$394,892,020	$6,838,549,385	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(8,140,090)	$—
Futures contracts	(8,716,517)	—	—
Written options outstanding	—	(35,467,271)	—
Written swap options outstanding	—	(61,045,291)	—
Forward premium swap option contracts	—	(2,352,862)	—
TBA sale commitments	—	(132,073,279)	—
Interest rate swap contracts	—	(65,298,237)	—
Total return swap contracts	—	(3,483,573)	—
Credit default contracts	—	485,015	—

Totals by level	$(8,716,517)	$(307,375,588)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,384,688	$1,899,673
Foreign exchange contracts	12,175,044	20,315,134
Interest rate contracts	81,214,982	214,228,483

Total	$95,774,714	$236,443,290

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$1,667,100,000
Purchased swap option contracts (contract amount)		$2,324,300,000
Written TBA commitment option contracts (contract amount)		$3,334,200,000
Written swap option contracts (contract amount)		$3,329,100,000
Futures contracts (number of contracts)		15,000
Forward currency contracts (contract amount)		$3,503,600,000
OTC interest rate swap contracts (notional)		$6,189,700,000
Centrally cleared interest rate swap contracts (notional)		$18,333,700,000
OTC total return swap contracts (notional)		$3,428,300,000
OTC credit default contracts (notional)		$132,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$54,062	$—	$—	$—	$82,292	$1,091,688	$—	$—	$4,096,181	$—	$—	$—	$—	$—	$5,324,223
	Centrally cleared interest rate swap contracts§	—	—	11,330,212	—	—	—	—	—	—	—	—	—	—	—	11,330,212
	OTC Total return swap contracts*#	—	4,154,888	—	1,801,371	1,709,772	44,848	28,515	—	—	—	—	—	—	—	7,739,394
	OTC Credit default contracts*#	137,667	70,195	—	—	2,090,396	—	86,430	—	—	—	—	—	—	—	2,384,688
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	1,104,169	2,294,790	—	1,326,351	420,209	831,051	158,641	314,099	2,104,817	—	—	2,781,285	118,526	721,106	12,175,044
	Forward premium swap option contracts#	—	—	—	364,717	—	—	4,891,507	—	1,144,297	—	—	—	—	—	6,400,521
	Purchased swap options#	5,246,408	—	—	—	—	—	—	—	—	—	—	—	—	—	5,246,408
	Purchased options#	—	—	—	—	—	—	—	—	38,103,842	—	—	—	—	—	38,103,842

	Total Assets	$6,542,306	$6,519,873	$11,330,212	$3,492,439	$4,302,669	$1,967,587	$5,165,093	$314,099	$45,449,137	$—	$—	$2,781,285	$118,526	$721,106	$88,704,332

	Liabilities:
	OTC Interest rate swap contracts*#	$857,645	$—	$—	$844,349	$—	$7,166,531	$4,482,957	$—	$5,286,324	$—	$—	$—	$—	$—	$18,637,806
	Centrally cleared interest rate swap contracts§	—	—	13,768,822	—	—	—	—	—	—	—	—	—	—	—	13,768,822
	OTC Total return swap contracts*#	110,469	4,521,955	—	4,441,546	1,267,625	409,815	450,600	—	19,670	—	1,287	—	—	—	11,222,967
	OTC Credit default contracts*#	—	—	—	—	887,953	904,873	106,847	—	—	—	—	—	—	—	1,899,673
	Futures contracts§	—	—	—	—	—	—	—	—	—	2,446,728	—	—	—	—	2,446,728
	Forward currency contracts#	1,054,411	3,392,966	—	1,859,260	1,976,203	1,985,575	1,075,847	1,333,166	2,279,643	—	—	3,464,228	935,319	958,516	20,315,134
	Forward premium swap option contracts#	—	—	—	678,076	—	—	6,075,978	—	1,999,329	—	—	—	—	—	8,753,383
	Written swap options#	9,346,319	—	—	—	—	—	—	—	51,698,972	—	—	—	—	—	61,045,291
	Written options#	—	—	—	—	—	—	—	—	35,467,271	—	—	—	—	—	35,467,271

	Total Liabilities	$11,368,844	$7,914,921	$13,768,822	$7,823,231	$4,131,781	$10,466,794	$12,192,229	$1,333,166	$96,751,209	$2,446,728	$1,287	$3,464,228	$935,319	$958,516	$173,557,075

	Total Financial and Derivative Net Assets	$(4,826,538)	$(1,395,048)	$(2,438,610)	$(4,330,792)	$170,888	$(8,499,207)	$(7,027,136)	$(1,019,067)	$(51,302,072)	$(2,446,728)	$(1,287)	$(682,943)	$(816,793)	$(237,410)	$(84,852,743)
	Total collateral received (pledged)##†	$(4,374,942)	$(1,346,000)	$—	$(4,330,792)	$170,888	$(8,054,296)	$(5,798,000)	$(512,951)	$(51,239,880)	$—	$—	$—	$(460,000)	$—
	Net amount	$(451,596)	$(49,048)	$(2,438,610)	$—	$—	$(444,911)	$(1,229,136)	$(506,116)	$(62,192)	$(2,446,728)	$(1,287)	$(682,943)	$(356,793)	$(237,410)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014